UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$685,605,177
Master Total Return Portfolio of Master Bond LLC	411,895,016

Total Investments (Cost - $990,712,224) – 100.2%	1,097,500,193
Liabilities in Excess of Other Assets – (0.2)%	(1,982,135)

Net Assets – 100.0%	$1,095,518,058

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at September 30, 2009	Net Activity	Shares Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,075,967	(7,075,967)	—	$2,001

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $685,605,177 and $411,895,016, respectively and 20.0% and 12.1%, respectively.

•

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master Portfolios.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investments in the Master Portfolios were classified as Level 2.

BLACKROCK BALANCED CAPITAL FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 19.2%
Auto Components — 0.2%
Autoliv, Inc. (a)	140,000	$6,699,000

Automobiles — 1.0%
Harley-Davidson, Inc. (b)	1,580,000	35,123,400

Household Durables — 0.3%
Whirlpool Corp.	130,000	11,416,600

Internet & Catalog Retail — 2.1%
Expedia, Inc.	1,890,000	35,494,200
Liberty Media Holding Corp. - Interactive (a)	3,420,000	35,910,000

		71,404,200

Media — 1.8%
Comcast Corp., Class A	2,890,000	50,199,300
Gannett Co., Inc.	340,000	4,576,400
Liberty Global, Inc. (a)	260,000	6,757,400

		61,533,100

Multiline Retail — 6.1%
Big Lots, Inc. (a)	840,000	26,955,600
Dollar Tree, Inc. (a)	195,000	8,117,850
JCPenney Co., Inc.	1,390,000	29,857,200
Macy’s, Inc.	1,940,000	34,726,000
Nordstrom, Inc.	990,000	31,868,100
Sears Holdings Corp. (a)(b)	480,000	31,032,000
Target Corp.	940,000	46,219,800

		208,776,550

Specialty Retail — 7.7%
Advance Auto Parts, Inc.	720,000	36,129,600
Dick’s Sporting Goods, Inc. (a)	160,000	3,982,400
The Gap, Inc.	1,970,000	38,336,200
Limited Brands, Inc.	1,680,000	37,077,600
PetSmart, Inc.	1,170,000	35,298,900
Ross Stores, Inc.	690,000	36,770,100
TJX Cos., Inc. (b)	970,000	40,691,500
Williams-Sonoma, Inc.	1,440,000	35,740,800

		264,027,100

Total Consumer Discretionary		658,979,950

Consumer Staples — 5.8%
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	800,000	29,912,000

Food & Staples Retailing — 1.5%
Safeway, Inc.	470,000	9,240,200
Walgreen Co.	1,620,000	43,254,000

		52,494,200

Food Products — 2.8%
ConAgra Foods, Inc.	850,000	19,822,000
The Hershey Co.	770,000	36,906,100
Sara Lee Corp.	2,800,000	39,480,000

		96,208,100

Common Stocks	Shares	Value

Consumer Staples (concluded)
Household Products — 0.6%
The Procter & Gamble Co.	350,000	$20,993,000

Total Consumer Staples		199,607,300

Energy — 9.2%
Energy Equipment & Services — 0.8%
Exterran Holdings, Inc. (a)	180,000	4,645,800
Nabors Industries Ltd. (a)	1,030,000	18,148,600
Oil States International, Inc. (a)	130,000	5,145,400

		27,939,800

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	250,000	16,965,000
Cimarex Energy Co.	510,000	36,505,800
Exxon Mobil Corp.	1,070,000	61,064,900
Marathon Oil Corp.	1,330,000	41,349,700
Mariner Energy, Inc. (a)	1,620,000	34,797,600
SM Energy Co.	560,000	22,489,600
Whiting Petroleum Corp. (a)	440,000	34,504,800
Williams Cos., Inc.	2,060,000	37,656,800

		285,334,200

Total Energy		313,274,000

Financials — 6.7%
Commercial Banks — 0.3%
East-West Bancorp, Inc.	230,000	3,507,500
Wells Fargo & Co.	240,000	6,144,000

		9,651,500

Consumer Finance — 1.3%
AmeriCredit Corp. (a)	230,000	4,190,600
Capital One Financial Corp.	980,000	39,494,000

		43,684,600

Diversified Financial Services — 2.2%
Bank of America Corp.	2,040,000	29,314,800
CME Group, Inc.	40,000	11,262,000
Citigroup, Inc. (a)	3,460,000	13,009,600
JPMorgan Chase & Co.	430,000	15,742,300
The NASDAQ Stock Market, Inc. (a)	300,000	5,334,000

		74,662,700

Insurance — 2.9%
Assurant, Inc.	860,000	29,842,000
Berkshire Hathaway, Inc. (a)	120,000	9,562,800
Lincoln National Corp.	1,040,000	25,261,600
Old Republic International Corp.	560,000	6,792,800
UnumProvident Corp. (b)	1,170,000	25,389,000
XL Capital Ltd., Class A	300,000	4,803,000

		101,651,200

Total Financials		229,650,000

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care — 18.5%
Biotechnology — 1.5%
Amgen, Inc. (a)	960,000	$50,496,000

Health Care Equipment & Supplies — 0.1%
CareFusion Corp. (a)	140,000	3,178,000

Health Care Providers & Services — 12.2%
Aetna, Inc.	1,420,000	37,459,600
AmerisourceBergen Corp.	1,260,000	40,005,000
Cardinal Health, Inc.	1,180,000	39,659,800
Community Health Systems, Inc. (a)	870,000	29,414,700
Coventry Health Care, Inc. (a)	840,000	14,851,200
Health Management Associates, Inc., Class A (a)	4,010,000	31,157,700
Humana, Inc. (a)	810,000	36,992,700
Lincare Holdings, Inc.	1,100,000	35,761,000
McKesson Corp.	630,000	42,310,800
Medco Health Solutions, Inc. (a)	110,000	6,058,800
Omnicare, Inc. (b)	350,000	8,295,000
Tenet Healthcare Corp. (a)	2,420,000	10,502,800
UnitedHealth Group, Inc.	1,620,000	46,008,000
WellPoint, Inc. (a)	800,000	39,144,000

		417,621,100

Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc.	140,000	3,557,400

Pharmaceuticals — 4.6%
Eli Lilly & Co.	360,000	12,060,000
Endo Pharmaceuticals Holdings, Inc. (a)	580,000	12,655,600
Forest Laboratories, Inc. (a)	440,000	12,069,200
Johnson & Johnson	1,470,000	86,818,200
King Pharmaceuticals, Inc. (a)	60,000	455,400
Perrigo Co.	560,000	33,079,200
Pfizer, Inc.	170,000	2,424,200

		159,561,800

Total Health Care		634,414,300

Industrials — 11.4%
Aerospace & Defense — 3.3%
L-3 Communications Holdings, Inc.	500,000	35,420,000
Northrop Grumman Corp.	710,000	38,652,400
Raytheon Co.	800,000	38,712,000

		112,784,400

Building Products — 1.0%
Owens Corning, Inc. (a)	1,090,000	32,601,900

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	13,259,700

Construction & Engineering — 0.2%
Shaw Group, Inc. (a)	220,000	7,528,400

Electrical Equipment — 0.5%
General Cable Corp. (a)	660,000	17,589,000

Common Stocks	Shares	Value

Industrials (concluded)
Industrial Conglomerates — 0.9%
General Electric Co.	2,120,000	$30,570,400

Machinery — 4.8%
AGCO Corp. (a)	680,000	18,339,600
Eaton Corp.	410,000	26,830,400
Joy Global, Inc.	300,000	15,027,000
Manitowoc Co.	1,830,000	16,726,200
Oshkosh Corp. (a)	480,000	14,956,800
Parker Hannifin Corp.	670,000	37,158,200
SPX Corp.	470,000	24,820,700
Toro Co.	200,000	9,824,000

		163,682,900

Road & Rail — 0.3%
Ryder System, Inc.	270,000	10,862,100

Total Industrials		388,878,800

Information Technology — 10.0%
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	360,000	7,671,600
Motorola, Inc. (a)	300,000	1,956,000
Tellabs, Inc.	980,000	6,262,200

		15,889,800

Computers & Peripherals — 5.2%
Apple, Inc. (a)	170,000	42,760,100
Lexmark International, Inc., Class A (a)	980,000	32,369,400
SanDisk Corp. (a)	860,000	36,180,200
Seagate Technology Holdings (a)	2,740,000	35,729,600
Western Digital Corp. (a)	1,000,000	30,160,000

		177,199,300

IT Services — 0.6%
International Business Machines Corp.	160,000	19,756,800

Internet Software & Services — 0.3%
AOL, Inc. (a)	280,000	5,821,200
Google, Inc., Class A (a)	10,000	4,449,500

		10,270,700

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	1,470,000	28,591,500
Microchip Technology, Inc.	70,000	1,941,800
Micron Technology, Inc. (a)	130,000	1,103,700
National Semiconductor Corp.	1,750,000	23,555,000

		55,192,000

Software — 1.9%
CA, Inc.	2,000,000	36,800,000
Microsoft Corp.	1,200,000	27,612,000

		64,412,000

Total Information Technology		342,720,600

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Materials — 11.6%
Chemicals — 5.4%
Albemarle Corp.	280,000	$11,118,800
Ashland, Inc.	690,000	32,029,800
Eastman Chemical Co.	620,000	33,083,200
Huntsman Corp.	2,210,000	19,160,700
Lubrizol Corp.	450,000	36,139,500
Nalco Holding Co.	770,000	15,754,200
PPG Industries, Inc.	620,000	37,454,200

		184,740,400

Construction Materials — 0.1%
Eagle Materials, Inc.	160,000	4,148,800

Containers & Packaging — 2.1%
Crown Holdings, Inc. (a)	1,350,000	33,804,000
Sealed Air Corp.	210,000	4,141,200
Temple-Inland, Inc.	1,560,000	32,245,200

		70,190,400

Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	680,000	40,208,400
Reliance Steel & Aluminum Co.	280,000	10,122,000
Titanium Metals Corp. (a)	1,860,000	32,717,400

		83,047,800

Paper & Forest Products — 1.6%
International Paper Co.	1,660,000	37,565,800
MeadWestvaco Corp.	840,000	18,648,000

		56,213,800

Total Materials		398,341,200

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 0.4%
AT&T Inc.	570,000	13,788,300

Wireless Telecommunication Services — 2.0%
MetroPCS Communications, Inc. (a)(b)	4,180,000	34,234,200
NII Holdings, Inc. (a)	1,010,000	32,845,200

		67,079,400

Total Telecommunication Services		80,867,700

Utilities — 5.2%
Electric Utilities — 0.9%
Edison International	960,000	30,451,200

Independent Power Producers & Energy Traders — 2.5%
Calpine Corp. (a)	220,000	2,798,400
Constellation Energy Group, Inc.	1,120,000	36,120,000
Mirant Corp. (a)	1,120,000	11,827,200
NRG Energy, Inc. (a)(b)	1,730,000	36,693,300

		87,438,900

Common Stocks	Shares	Value

Utilities (concluded)
Multi-Utilities — 1.8%
CMS Energy Corp.	320,000	$4,688,000
DTE Energy Co.	730,000	33,295,300
Integrys Energy Group, Inc.	110,000	4,811,400
NiSource, Inc.	1,220,000	17,690,000

		60,484,700

Total Utilities		178,374,800

Total Long-Term Investments (Cost – $3,370,142,622) – 100.0%		3,425,108,650

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	$79,300	79,299,550

Total Short-Term Securities (Cost – $79,299,550) – 2.3%		79,299,550

Total Investments (Cost – $3,449,442,172*) – 102.3%		3,504,408,200
Liabilities in Excess of Other Assets – (2.3)%		(79,305,210)

Net Assets – 100.0%		$3,425,102,990

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,570,288,158

Gross unrealized appreciation	$189,423,477
Gross unrealized depreciation	(255,303,435)

Net unrealized depreciation	$(65,879,958)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Affiliate	Beneficial Interest Held at September 30, 2009	Net Activity	Beneficial Interest Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$704
BlackRock Liquidity Series, LLC Money Market Series	$129,521,650	$(50,222,100)	$79,299,550	$252,050

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,425,108,650	—	—	$3,425,108,650
Short-Term Securities	—	$79,299,550	—	79,299,550

Total	$3,425,108,650	$79,299,550	—	$3,504,408,200

[1]See above Schedule of Investments for values in each sector and industry.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC,
Series 2010-1A, Class A, 5.56%,
7/15/59 (a)	USD	9,824	$9,897,866
ACE Securities Corp. (b):
Series 2003-OP1, Class A2,
0.71%, 12/25/33		581	480,459
Series 2005-ASP1, Class M1,
1.03%, 9/25/35		11,203	2,622,880
Series 2006-CW1, Class A2C,
0.49%, 7/25/36		1,680	717,113
Accredited Mortgage Loan Trust, Series 2007-1 (b):
Class A1, 0.40%, 2/25/37		96	94,855
Class A3, 0.48%, 2/25/37		2,000	1,164,690
Aegis Asset-Backed Securities
Trust, Series 2006-1, Class A1,
0.43%, 1/25/37 (b)		33	32,750
Ameriquest Mortgage Securities,
Inc., Series 2004-R11, Class A1,
0.65%, 11/25/34 (b)		408	331,784
Bank of America Auto Trust, Series 2009-2A (a):
Class A2, 1.16%, 2/15/12		15,807	15,825,579
Class A3, 2.13%, 9/15/13		305	308,965
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A,
0.68%, 1/25/36		707	693,560
Series 2005-SD1, Class 1A2,
0.65%, 7/25/27		2,040	1,987,011
Series 2006-HE8, Class 1A1,
0.42%, 10/25/36		877	863,133
Series 2006-HE10, Class
21A1, 0.42%, 12/25/36		4,862	4,374,521
Carrington Mortgage Loan Trust, Class A1 (b):
Series 2006-NC4, 0.40%,
10/25/36		42	41,065
Series 2006-NC5, 0.40%,
1/25/37		134	127,512
Series 2007-RFC1, 0.40%,
12/25/36		104	93,958
Chase Issuance Trust, Series
2009-A7, Class A7, 0.80%,
9/17/12 (b)		30,390	30,410,167
Citigroup Mortgage Loan Trust,
Inc., Series 2006-HE2, Class
A2C, 0.50%, 8/25/36 (b)		1,975	1,527,271

Asset-Backed Securities		Par (000)	Value

Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2,
0.66%, 9/25/33	USD	909	$726,192
Series 2004-5, Class A,
0.80%, 10/25/34		1,428	1,144,404
Series 2004-13, Class AF4,
4.58%, 1/25/33		6,739	6,620,810
Series 2006-13, Class 3AV2,
0.50%, 1/25/37		2,083	1,309,295
Series 2006-17, Class 2A2,
0.50%, 3/25/47		1,284	832,990
Series 2006-21, Class 2A1,
0.40%, 5/25/37		1,638	1,608,868
Series 2006-22, Class 2A1,
0.40%, 5/25/47		52	51,037
Series 2006-25, Class 2A1,
0.42%, 6/25/47		296	282,453
Series 2007-1, Class 2A1,
0.40%, 7/25/37		264	256,937
Series 2007-11, Class 2A1,
0.41%, 6/25/47		82	77,727
Series 2007-12, Class 2A1,
0.70%, 8/25/47		111	100,733
DT Auto Owner Trust, Series 2007-
A, Class A3, 5.60%, 3/15/13 (a)		64	65,124
Fannie Mae Mortgage-Backed
Securities, Series 2003-W5,
Class A, 0.57%, 4/25/33 (b)		18	17,075
Ford Credit Auto Owner Trust, Series 2009-A (b):
Class A2B, 2.35%, 8/15/11		40	40,345
Class A3B, 2.85%, 5/15/13		51,480	52,472,936
GMAC 93, 7.43%, 12/01/22		12,531	12,405,655
GMAC Mortgage Servicer Advance
Funding Co. Ltd., Series 2010-
1A, Class A, 4.25%, 1/15/22 (a)		3,000	3,000,000
GSAA Home Equity Trust, Series
2006-5, Class 2A1, 0.42%,
3/25/36 (b)		83	62,085
GSAMP Trust, Series 2007-NC1,
Class A2B, 0.45%, 12/25/46 (b)		1,150	396,499
Globaldrive BV, Series 2008-2,
Class A, 4.00%, 10/20/16	EUR	6,085	7,554,576
Harley-Davidson Motorcycle Trust,
Series 2006-2, Class A2, 5.35%,
3/15/13	USD	3,203	3,269,779
Home Equity Asset Trust, Series
2007-2, Class 2A1, 0.46%,
7/25/37 (b)		185	177,406

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Poland Zloty
RB	Revenue Bonds
TBD	To Be Determined
USD	US Dollar
ZAR	South African Rand

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Honda Auto Receivables Owner
Trust, Series 2010-1, Class A2,
0.62%, 2/21/12	USD	200	$199,876
IXIS Real Estate Capital Trust,
Series 2007-HE1, Class A1,
0.41%, 5/25/37 (b)		5,796	1,948,370
IndyMac Residential Asset-Backed
Trust, Series 2007-B, Class 2A1,
0.43%, 7/25/37 (b)		38	37,210
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.71%, 11/25/35 (b)		9,629	3,116,481
Long Beach Mortgage Loan Trust,
Series 2006-11, Class 2A1,
0.41%, 12/25/36 (b)		309	306,297
Maryland Insurance Backed
Securities Trust, Series 2006-1A,
Class A, 5.55%, 12/10/65		2,500	875,000
Mercedes-Benz Auto Receivables
Trust, Series 2009-1, Class A2,
0.83%, 3/15/12		256	256,601
Morgan Stanley ABS Capital I (b):
Series 2005-HE1, Class A2MZ,
0.64%, 12/25/34		820	738,061
Series 2007-NC1, Class A2A,
0.40%, 11/25/36		581	575,767
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.61%, 6/25/35 (b)		2,543	2,378,868
Nissan Auto Receivables Owner
Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		51	51,594
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.99%,
7/25/33 (b)		2,291	1,740,112
PECO Energy Transition Trust,
Series 2001-A, Class A1, 6.52%,
12/31/10		256	258,234
PG&E Energy Recovery Funding
LLC, Series 2005-1, Class A3,
4.14%, 9/25/12		17	16,776
Popular ABS Mortgage Pass-
Through Trust, Series 2006-D,
Class A1, 0.41%, 11/25/46 (b)		19	18,384
RAAC, Series 2005-SP2, Class 2A,
0.65%, 6/25/44 (b)		8,203	4,390,946
Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB,
0.64%, 7/25/33 (b)		963	567,287
SLM Student Loan Trust (b):
Series 2005-4, Class A2,
0.40%, 4/26/21		6,553	6,532,107
Series 2008-5, Class A1,
1.12%, 10/25/13		384	384,682
Series 2008-5, Class A2,
1.42%, 10/25/16		33,420	33,921,898
Series 2008-5, Class A3,
1.62%, 1/25/18		9,520	9,813,247

Asset-Backed Securities		Par (000)		Value

SLM Student Loan Trust (b) (concluded):
Series 2008-5, Class A4,
2.02%, 7/25/23	USD	25,020		$26,280,530
Santander Drive Auto Receivables Trust (a):
Series 2010-A-A2, 1.39%,
8/15/13		7,945		7,913,220
Series 2010-A-A3, 1.83%,
11/17/14		5,980		5,991,362
Series 2010-A-A4, 2.39%,
6/15/17		2,980		2,991,026
Small Business Administration, Class 1:
Series 2002-P10, 5.20%,
8/10/12		70		73,908
Series 2003-P10A, 4.52%,
2/10/13		12		12,355
Series 2004-P10, 4.50%,
2/10/14		340		354,459
Soundview Home Equity Loan
Trust, Series 2006-EQ1, Class
A2, 0.46%, 10/25/36 (b)		489		466,889
Structured Asset Receivables
Corp., Series 2003-2, Class
CTFS, 4.82%, 1/21/11 (a)(b)		—	(c)	433
Structured Asset Securities Corp.:
Series 2003-Al2, Class A,
3.36%, 1/25/31 (a)		412		341,308
Series 2004-23XS, Class 2A1,
0.65%, 1/25/35 (b)		2,697		1,616,233
Series 2006-BC2, Class A3,
0.50%, 9/25/36 (b)		3,455		1,804,778
Series 2006-BC6, Class A2,
0.43%, 1/25/37 (b)		4,628		4,485,812
Series 2007-BC1, Class A2,
0.40%, 2/25/37 (b)		814		770,929
USAA Auto Owner Trust:
Series 2006-4, Class A4,
4.98%, 10/15/12		13,919		14,071,575
Series 2009-1, Class A2,
2.64%, 8/15/11		3		2,885

Total Asset-Backed Securities – 8.8%				299,373,565

Corporate Bonds

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15 (a)		340		364,630
L-3 Communications Corp.:
5.88%, 1/15/15		1,360		1,343,000
Series B, 6.38%, 10/15/15		697		697,000

				2,404,630

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.:
3.88%, 4/01/14	USD	6,775	$7,288,443
6.20%, 1/15/38		35	42,076

			7,330,519

Airlines — 0.1%
American Airlines, Inc., Series
2003-1, 3.86%, 1/09/12		1,776	1,771,762
Continental Airlines, Inc., Series
2002-1, 6.56%, 8/15/13		2,555	2,529,450

			4,301,212

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		31,650	32,490,244
4.13%, 1/15/15		225	235,536
5.38%, 1/15/20		8,165	8,798,547
Coca-Cola Enterprises, Inc., 4.25%,
3/01/15		50	54,071

			41,578,398

Capital Markets — 2.8%
The Bank of New York Mellon Corp,
4.30%, 5/15/14		175	187,956
CDP Financial, Inc. (a):
3.00%, 11/25/14		17,845	18,009,424
4.40%, 11/25/19		10,000	10,268,290
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		7,770	8,190,427
5.38%, 3/15/20		11,400	11,264,522
6.00%, 6/15/20		4,480	4,619,476
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17 (d)(e)		7,280	3,640
Morgan Stanley:
6.60%, 4/01/12		2,640	2,801,687
2.93%, 5/14/13 (b)		21,460	21,536,762
6.00%, 5/13/14		225	238,407
4.20%, 11/20/14		12,280	12,125,739
7.30%, 5/13/19		385	414,036
5.63%, 9/23/19		4,230	4,092,157

			93,752,523

Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20		8,030	8,230,750
NOVA Chemicals Corp.:
6.50%, 1/15/12		1,005	1,005,000
3.65%, 11/15/13 (b)		2,292	2,102,910

			11,338,660

Commercial Banks — 2.3%
Bank of Scotland Plc, 5.00%,
11/21/11 (a)		250	258,525
Corporacion Andina de Fomento,
6.88%, 3/15/12		5,125	5,535,574
Dexia Credit Local SA (a):
2.38%, 9/23/11		450	456,132
2.00%, 3/05/13		9,890	9,884,531

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
Eksportfinans ASA:
1.88%, 4/02/13	USD	26,475	$26,691,830
3.00%, 11/17/14		13,620	14,026,067
5.50%, 5/25/16		8,025	9,120,733
5.50%, 6/26/17		75	85,441
HSBC Bank Plc, 3.50%,
6/28/15 (a)		8,710	8,793,790
HSBC Bank USA NA, 4.63%,
4/01/14		415	437,087
Royal Bank of Scotland Group Plc,
2.63%, 5/11/12 (a)		2,650	2,710,386
Svenska Handelsbanken AB,
2.88%, 9/14/12 (a)		200	202,990

			78,203,086

Computers & Peripherals — 0.2%
Seagate Technology International,
10.00%, 5/01/14 (a)		6,320	7,204,800

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 9.75%,
9/15/10		2,445	2,475,208
SLM Corp.:
4.50%, 7/26/10		70	70,146
5.40%, 10/25/11		6,000	5,964,486
5.13%, 8/27/12		1,450	1,428,415
Series A, 0.62%, 1/27/14 (b)		35	28,855
Series CPI, 4.43%,
1/31/14 (b)		1,300	1,084,538

			11,051,648

Containers & Packaging — 0.5%
Ball Corp.:
7.13%, 9/01/16		2,440	2,552,850
7.38%, 9/01/19		2,440	2,537,600
Crown Americas LLC, 7.63%,
5/15/17 (a)		1,754	1,815,390
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16		7,920	8,256,600

			15,162,440

Diversified Financial Services — 3.3%
Bank of America Corp.:
6.00%, 9/01/17		10	10,523
5.63%, 7/01/20		12,330	12,427,937
Citigroup, Inc., 6.00%, 12/13/13		12,160	12,757,214
FCE Bank Plc:
7.88%, 2/15/11	GBP	4,950	7,451,255
7.13%, 1/15/13	EUR	1,300	1,597,657
GMAC, Inc., 8.00%, 3/15/20 (a)	USD	7,490	7,321,475
General Electric Capital Corp.:
5.00%, 11/15/11		18,780	19,674,942
5.88%, 2/15/12		270	286,941
5.50%, 1/08/20		10,675	11,280,860
6.15%, 8/07/37		5	5,073
JPMorgan Chase & Co.:
4.50%, 11/15/10		10	10,133

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co. (concluded):
0.90%, 2/26/13 (b)	USD	5,410	$5,409,816
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	14,944,727
Series BKNT, 6.00%,
10/01/17		10,900	11,869,686
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		8,050	7,868,875

			112,917,114

Diversified Telecommunication Services — 1.9%
AT&T Inc.:
6.50%, 9/01/37		8,975	9,954,612
6.30%, 1/15/38		50	54,259
Comcast Cable Holdings LLC,
7.88%, 8/01/13		150	172,246
France Telecom SA, 4.38%,
7/08/14		85	91,662
GTE Corp.:
6.84%, 4/15/18		8,030	9,080,123
6.94%, 4/15/28		100	110,014
New Communications Holdings,
Inc., 8.25%, 4/15/17 (a)		7,130	7,156,737
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,150	1,152,875
Series B, 7.50%, 2/15/14		810	812,025
Qwest Corp.:
8.88%, 3/15/12		1,075	1,152,938
3.79%, 6/15/13 (b)		135	133,650
8.38%, 5/01/16		2,625	2,867,812
TELUS Corp., 8.00%, 6/01/11		423	448,413
Telecom Italia Capital SA:
5.25%, 10/01/15		325	328,006
6.00%, 9/30/34		45	38,553
Telefonica Emisiones SAU:
5.98%, 6/20/11		1,070	1,109,400
4.95%, 1/15/15		9,325	9,768,469
Telefonica Europe BV, 7.75%, 9/15/10		2,010	2,035,141
Verizon Communications, Inc.:
8.75%, 11/01/18		11,300	14,689,695
6.35%, 4/01/19		825	954,638
Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	110,555
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	39,268
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		60	63,316
Windstream Corp.:
8.13%, 8/01/13		180	186,075
8.63%, 8/01/16		255	256,913

			62,767,395

Corporate Bonds		Par (000)	Value

Education — 0.1%
Leland Stanford Junior University,
4.75%, 5/01/19	USD	2,450	$2,668,957

Electric Utilities — 0.6%
Florida Power & Light Co.:
5.63%, 4/01/34		150	163,503
4.95%, 6/01/35		25	24,949
5.95%, 2/01/38		3,595	4,106,385
Florida Power Corp., 6.40%,
6/15/38		6,700	8,007,552
Massachusetts Electric Co., 5.90%,
11/15/39 (a)		4,170	4,563,902
PacifiCorp., 6.25%, 10/15/37		25	29,356
Progress Energy, Inc., 7.10%,
3/01/11		885	920,195
Southern California Edison Co.,
Series 08-A, 5.95%, 2/01/38		2,825	3,264,259

			21,080,101

Food Products — 0.5%
Kellogg Co., 4.45%, 5/30/16		125	136,557
Kraft Foods, Inc.:
6.50%, 8/11/17		120	139,382
5.38%, 2/10/20		11,845	12,692,522
6.50%, 2/09/40		3,055	3,416,495

			16,384,956

Health Care Equipment & Supplies — 0.2%
CareFusion Corp.:
5.13%, 8/01/14		140	151,258
6.38%, 8/01/19		3,478	3,973,024
Covidien International Finance SA,
2.80%, 6/15/15		2,480	2,504,564
DJO Finance LLC, 10.88%,
11/15/14		360	378,000

			7,006,846

Health Care Providers & Services — 0.7%
HCA, Inc.:
8.50%, 4/15/19		7,810	8,278,600
7.25%, 9/15/20		7,975	8,014,875
Tenet Healthcare Corp. (a):
9.00%, 5/01/15		2,475	2,617,313
10.00%, 5/01/18		147	162,435
8.88%, 7/01/19		5,255	5,570,300

			24,643,523

Household Durables — 0.4%
American Greetings Corp., 7.38%,
6/01/16		570	568,575
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47 (a)		20	16,602
Centex Corp., 5.13%, 10/01/13		9,798	9,822,495
Irwin Land LLC (a):
Series A-1, 5.03%, 12/15/25		25	23,748
Series A-2, 5.40%, 12/15/47		600	508,524

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Ohana Military Communities LLC,
Series 04I, 6.19%, 4/01/49 (a)	USD	25	$24,333
Pulte Homes, Inc.:
6.25%, 2/15/13		430	438,600
5.20%, 2/15/15		2,720	2,556,800

			13,959,677

IT Services — 0.3%
iPayment Investors LP, 11.63%,
7/15/14 (a)(f)		517	454,972
Sabre Holdings Corp., 8.35%,
3/15/16		10,080	9,626,400

			10,081,372

Independent Power Producers & Energy Traders — 0.0%
AES Ironwood LLC, 8.86%,
11/30/25		80	76,181
AES Red Oak LLC, Series B, 9.20%,
11/30/29		50	48,500
NRG Energy, Inc.:
7.25%, 2/01/14		610	618,387
7.38%, 2/01/16		130	129,350

			872,418

Insurance — 2.3%
Hartford Life Global Funding
Trusts, 0.72%, 6/16/14 (b)		13,275	12,484,328
Lincoln National Corp., 7.00%,
6/15/40		2,860	3,012,281
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,573,982
2.50%, 1/11/13		24,245	24,519,914
5.13%, 4/10/13		11,825	12,789,577
5.13%, 6/10/14		1,500	1,629,484
Prudential Financial, Inc., 4.75%,
9/17/15		10,790	11,139,909
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (a)		4,665	5,433,535

			79,583,010

Leisure Equipment & Products — 0.2%
Brunswick Corp., 11.25%,
11/01/16 (a)		7,500	8,250,000

Machinery — 0.1%
Navistar International Corp.,
3.00%, 10/15/14 (g)		1,920	2,251,200

Media — 2.7%
Belo Corp., 6.75%, 5/30/13		1,805	1,832,075
Clear Channel Worldwide Holdings, Inc. (a):
Series A, 9.25%, 12/15/17		1,843	1,833,785
Series B, 9.25%, 12/15/17		7,372	7,408,860
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13		670	775,839

Corporate Bonds		Par (000)	Value

Media (concluded)
Comcast Cable Communications Holdings, Inc. (concluded):
9.46%, 11/15/22	USD	2,225	$3,069,296
Comcast Corp.:
5.50%, 3/15/11		610	628,299
5.90%, 3/15/16		475	535,300
7.05%, 3/15/33		170	196,275
6.50%, 11/15/35		15	16,313
6.45%, 3/15/37		7,000	7,569,100
6.95%, 8/15/37		1,300	1,478,784
6.40%, 3/01/40		3,400	3,659,481
Cox Communications, Inc.:
7.13%, 10/01/12		3,895	4,327,785
8.38%, 3/01/39 (a)		6,180	8,400,672
DISH DBS Corp., 7.75%, 5/31/15		8,340	8,590,200
Discovery Communications LLC,
3.70%, 6/01/15		4,410	4,521,326
NBC Universal, Inc., 5.15%,
4/30/20 (a)		6,285	6,555,180
News America Holdings, Inc.:
7.75%, 1/20/24		10	12,154
7.70%, 10/30/25		15	17,840
News America, Inc.:
7.13%, 4/08/28		125	137,878
7.63%, 11/30/28		140	161,550
6.20%, 12/15/34		75	78,991
6.40%, 12/15/35		5,210	5,670,241
6.75%, 1/09/38		5,060	5,557,358
TCI Communications, Inc.:
8.75%, 8/01/15		360	443,043
7.88%, 2/15/26		10	12,024
Time Warner Cable, Inc.:
5.40%, 7/02/12		110	117,499
5.85%, 5/01/17		4,225	4,638,843
Time Warner Cos., Inc.:
9.13%, 1/15/13		9,715	11,306,832
7.57%, 2/01/24		745	902,839
6.63%, 5/15/29		20	22,011
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		150	192,316
Time Warner, Inc., 7.63%,
4/15/31		15	18,045

			90,688,034

Metals & Mining — 0.4%
Aleris International, Inc., 9.00%,
12/15/14 (d)(e)		140	1,047
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		2,440	2,477,237
Arch Western Finance LLC, 6.75%,
7/01/13		625	626,562
Teck Resources Ltd., 10.75%,
5/15/19		7,570	9,275,521

			12,380,367

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)	USD	6,895	$7,843,063

Multi-Utilities — 0.0%
CenterPoint Energy, Inc., 7.25%, 9/01/10		480	483,854
CenterPoint Energy Resources Corp., Series B, 7.88%, 4/01/13		30	34,376

			518,230

Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets Plc, 3.13%, 3/10/12 (h)		11,530	10,659,750
Canadian Natural Resources, Ltd.:
5.70%, 5/15/17		125	139,911
5.90%, 2/01/18		2,625	2,940,060
6.50%, 2/15/37		4,420	4,937,569
Cenovus Energy, Inc., 6.75%, 11/15/39		5,145	5,907,011
ConocoPhillips:
4.60%, 1/15/15		12,251	13,383,605
7.00%, 3/30/29		80	95,275
Consol Energy, Inc. (a):
8.00%, 4/01/17		5,101	5,266,782
8.25%, 4/01/20		2,849	2,970,082
Consolidated Natural Gas Co.:
Series A, 5.00%, 3/01/14		235	254,568
Series C, 6.25%, 11/01/11		150	159,024
EnCana Holdings Finance Corp., 5.80%, 5/01/14		25	28,150
Enterprise Products Operating LLC, 6.13%, 10/15/39		4,600	4,590,147
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		4,710	4,871,247
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	7,656,942
6.50%, 9/15/37		25	28,721
Nexen, Inc., 6.40%, 5/15/37		7,000	7,299,705
Pemex Finance Ltd., 9.03%, 2/15/11		11	10,657
Petrobras International Finance Co.:
5.88%, 3/01/18		690	710,136
5.75%, 1/20/20		15,650	15,760,301
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		6,400	6,185,370
Shell International Finance BV, 4.00%, 3/21/14		13,756	14,549,639
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		920	972,308
Valero Energy Corp., 6.63%, 6/15/37		6,050	5,890,546
XTO Energy, Inc.:
6.75%, 8/01/37		3,370	4,341,409
6.38%, 6/15/38		2,750	3,402,633

			123,011,548

Corporate Bonds		Par (000)	Value

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	USD	5,962	$6,356,982
International Paper Co., 7.30%, 11/15/39		3,305	3,644,526

			10,001,508

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		75	92,584
Eli Lilly & Co., 3.55%, 3/06/12		5,465	5,698,875
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18		125	143,034
Merck & Co., Inc.:
4.00%, 6/30/15		4,890	5,296,061
6.40%, 3/01/28		25	29,724
Pfizer, Inc., 5.35%, 3/15/15 (i)		12,264	13,894,768
Schering-Plough Corp., 5.30%, 12/01/13		85	95,350
Teva Pharmaceutical Finance LLC:
3.00%, 6/15/15		4,610	4,700,324
6.15%, 2/01/36		50	58,053
Wyeth, 6.00%, 2/15/36		100	112,317

			30,121,090

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	9,159,587

Software — 0.2%
BMC Software, Inc., 7.25%, 6/01/18		6,650	7,946,018
Oracle Corp.:
4.95%, 4/15/13		35	38,285
3.75%, 7/08/14		275	294,423

			8,278,726

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		13,180	13,617,009

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		10,400	10,563,249

Wireless Telecommunication Services — 1.9%
CellCo.Partnership:
3.75%, 5/20/11		27,900	28,575,989
8.50%, 11/15/18		100	130,014
Cricket Communications, Inc., 7.75%, 5/15/16		6,664	6,797,280
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		13,550	14,871,857
Rogers Wireless, Inc., 7.50%, 3/15/15		140	167,067
Vodafone Group Plc:
5.00%, 12/16/13		285	308,685
4.15%, 6/10/14		13,325	13,981,869

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Vodafone Group Plc (concluded):
5.00%, 9/15/15	USD	130	$140,491

			64,973,252

Total Corporate Bonds – 29.8%			1,015,950,148

Foreign Agency Obligations

Demirate of Abu Dhabi, 6.75%, 4/08/19 (a)		100	114,312
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	1,420	871,125
Inter-American Development Bank, 2.25%, 7/15/15	USD	28,785	28,946,249
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		1,015	1,090,757
Series E, 5.25%, 7/02/12		3,515	3,794,601
Series E, 4.38%, 1/15/13		2,860	3,075,189
Series E, 4.00%, 2/02/15		2,235	2,404,659
Mexico Government International Bond, 6.38%, 1/16/13		2,818	3,089,937
Province of Ontario Canada:
4.10%, 6/16/14		14,185	15,254,535
Series 1, 1.88%, 11/19/12		10,810	10,936,261
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		12,678	14,291,458
United Mexican States, Series A, 5.13%, 1/15/20		4,550	4,732,000

Total Foreign Agency Obligations – 2.6%			88,601,083

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 8.2%
Arkle Master Issuer PLC, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)		13,200	13,035,000
Banc of America Alternative Loan Trust, Class 4A1:
Series 2004-5, 5.00%, 6/25/19		30	29,865
Series 2004-7, 5.00%, 8/25/19		1,179	1,181,689
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 5.65%, 7/25/36 (b)		2,035	1,484,828
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 10.32%, 12/25/35 (a)(b)(j)		9	9,158

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36	USD	679	$636,211
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		22,045	17,224,195
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		16	17,027
Countrywide Alternative Loan Trust:
Series 2004-18CB, Class 2A5, 0.80%, 9/25/34 (b)		646	601,049
Series 2005-21B, Class A17, 6.00%, 6/25/35		19,419	17,016,827
Series 2006-01A0, Class 1A1, 1.35%, 8/25/46 (b)		74	37,072
Series 2006-0A21, Class A1, 0.54%, 3/20/47 (b)		10,469	5,368,063
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		8,544	5,471,648
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		18,116	12,708,173
Series 2006-OC9, Class A1, 0.42%, 12/25/46 (b)		1,521	1,481,571
Series 2006-OC10, Class 2A1, 0.44%, 11/25/36 (b)		847	830,700
Series 2006-OC11, Class 2A1, 0.45%, 1/25/37 (b)		492	486,872
Countrywide Home Loan Mortgage Pass- Through Trust (b):
Series 2004-29, Class1A1, 0.89%, 2/25/35		529	435,104
Series 2006-0A5, Class 2A1, 0.55%, 4/25/46		4,521	2,413,095
Series 2006-0A5, Class 3A1, 0.55%, 4/25/46		7,638	4,355,805
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		4,168	3,239,471
Deutsche ALT-A Securities, Inc., Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.75%, 4/25/35		1,848	1,505,715
Series 2006-0A1, Class A1, 0.55%, 2/25/47		29	17,135
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.50%, 8/25/35 (b)		3,176	2,998,902
GSR Mortgage Loan Trust:
Series 2004-9, Class 4A1, 3.24%, 8/25/34 (b)		116	113,740
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (b)		11,050	9,960,957
Series 2006-2F, Class 2A2, 5.75%, 2/25/36		2,239	1,975,708

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Harborview Mortgage Loan Trust (b):
Series 2005-8, Class 1A2A, 0.68%, 9/19/35	USD	1,482	$858,927
Series 2005-10, Class 2A1A, 0.66%, 11/19/35		1,444	834,489
Series 2006-9, Class 2A1A, 0.56%, 11/19/36		435	254,527
Series 2006-11, Class A1A, 0.52%, 12/19/36		975	606,688
Homebanc Mortgage Trust, Class A1 (b):
Series 2005-4, 0.62%, 10/25/35		86	64,215
Series 2006-2, 0.53%, 12/25/36		9,114	6,332,223
Impac CMB Trust, Series 2005-6, Class 1A2, 0.49%, 10/25/35 (b)		549	310,361
Impac Secured Assets CMN Owner Trust, Series 2004-3 (b):
Class 1A4, 0.75%, 11/25/34		1,498	1,311,656
Class M1, 0.95%, 11/25/34		11,950	3,433,510
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, 0.53%, 2/25/37 (b)		13,850	6,591,462
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		1,995	1,816,646
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,235	1,164,504
Luminent Mortgage Trust, Series 2006-7, Class 1A1, 0.53%, 12/25/36 (b)		18,387	10,357,120
MASTR Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34		45	47,784
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 12.91%, 11/25/34 (a)(b)		21	4,281
Residential Accredit Loans, Inc.:
Series 2006-QS4, Class A9, 6.00%, 4/25/36		7,338	4,811,520
Series 2007-QS1, Class 2A10, 6.00%, 1/25/37		4,812	3,027,982
Series 2007-QS5, Class A1, 5.50%, 3/25/37		6,967	4,204,634
Station Place Securitization Trust, Series 2009-1, Class A, 1.85%, 1/25/40 (a)(b)		15,045	15,045,000
Structured Adjustable Rate Mortgage Loan Trust (b):
Series 2005-19XS, Class 1A1, 0.67%, 10/25/35		54	33,209
Series 2007-3, Class 2A1, 5.61%, 4/25/37		23,329	17,327,015

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A, 0.63%, 4/25/35 (b)	USD	957	$847,638
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.47%, 10/25/46 (b)		17,426	17,000,648
WaMu Mortgage Pass-Through Certificates (b):
Series 2000-1, Class B1, 0.75%, 1/25/40 (a)		1	239
Series 2006-AR11, Class 1A, 1.40%, 9/25/46		1,236	702,076
Series 2006-AR18, Class 1A1, 5.24%, 1/25/37		24,100	17,549,966
Series 2007-0A4, Class 1A, 1.21%, 5/25/47		4,788	2,797,015
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2006-AR2, Class 2A5, 4.90%, 3/25/36		26,104	21,936,426
Series 2006-AR3, Class A4, 5.60%, 3/25/36		26,587	22,934,695
Series 2006-AR4, Class 2A4, 5.71%, 4/25/36		1,900	1,604,188
Series 2006-AR12, Class 2A1, 6.00%, 9/25/36		5,818	5,324,042
Series 2006-AR15, Class A1, 5.49%, 10/25/36		5,492	4,671,893

			278,442,159

Commercial Mortgage-Backed Securities — 14.2%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	871,374
Series 2006-2, Class A4, 5.93%, 5/10/45 (b)		5,460	5,782,826
Series 2007-3, Class A2, 5.84%, 6/10/49 (b)(k)		22,000	22,608,522
Bank of America Commercial Mortgage, Inc.:
Series 2004-4, Class A6, 4.88%, 7/10/42 (b)		2,840	2,974,334
Series 2004-7, Class 4A1, 6.50%, 4/15/36		1,390	1,417,863
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1, Class A2, 6.44%, 6/16/30		98	98,335
Series 2000-WF2, Class A2, 7.32%, 10/15/32 (b)		160	160,174
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		205	216,283
Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	459,380

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities (concluded):
Series 2006-PW11, Class A4, 5.62%, 3/11/39 (b)	USD	175	$185,936
Series 2007-PW15, Class A4, 5.33%, 2/11/44		20,950	20,526,135
CS First Boston Mortgage Securities Corp.:
Series 2001-CK6, Class A3, 6.39%, 8/15/36		505	529,810
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		235	248,186
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		3,605	3,787,619
Series 2002-CP5, Class A1, 4.11%, 12/15/35		5,351	5,471,594
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,661,713
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,047,479
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.86%, 5/15/43		860	895,421
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		446	452,642
Commercial Mortgage Pass-Through Certificates (b):
Series 2004-LB3A, Class A3, 5.09%, 7/10/37		9,900	10,136,031
Series 2007-C9, Class A4, 6.01%, 12/10/49		384	397,286
Series 2007-C9, Class AAB, 5.82%, 12/10/49		175	189,258
Credit Suisse Mortgage Capital Certificates, Series 2006-CA4, Class A2, 5.36%, 9/15/39 (k)		25,000	25,553,248
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		293	292,785
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2, 7.20%, 10/15/32		21	21,248
Series 2001-C2, Class A2, 6.66%, 1/12/43		2,788	2,837,995
Series 2001-C3, Class A3, 6.42%, 8/15/33		1,193	1,233,233
GE Capital Commercial Mortgage Corp.:
Series 2001-1, Class B, 6.72%, 5/15/33		225	230,748
Series 2001-3, Class A2, 6.07%, 6/10/38		1,670	1,741,241

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GE Capital Commercial Mortgage Corp. (concluded):
Series 2002-1A, Class A3, 6.27%, 12/10/35	USD	1,730	$1,825,543
Series 2007-C1, Class A2, 5.42%, 12/10/49 (k)		38,422	39,456,731
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 5.49%, 5/10/40 (b)		2,465	2,669,635
Series 2001-C1, Class B, 6.67%, 4/15/34 (b)		15,000	15,369,656
Series 2003-C3, Class A4, 5.02%, 4/10/40		2,325	2,468,859
Series 2004-C3, Class AAB, 4.70%, 12/10/41		650	679,018
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,681,090
Series 2007-GG10, Class A2, 5.78%, 8/10/45 (b)(k)		36,500	37,785,238
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1, Class A4, 4.76%, 6/10/36		14,986	15,128,372
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,475,388
Series 2005-GG3, Class AAB, 4.62%, 8/10/42		859	888,537
Series 2006-GG7, Class A4, 5.89%, 7/10/38 (b)		467	487,747
Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,850	1,853,378
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		954	990,352
Series 2001-CIB2, Class A3, 6.43%, 4/15/35		21,214	21,872,095
Series 2001-CIB3, Class A3, 6.47%, 11/15/35		3,150	3,292,574
Series 2001-CIBC, Class A3, 6.26%, 3/15/33		857	868,934
Series 2004-CBX, Class A5, 4.65%, 1/12/37		900	927,305
Series 2006-LDP8, Class A2, 5.29%, 5/15/45 (k)		24,790	25,975,533
Series 2007-LD1, Class A2, 5.97%, 6/15/49 (b)(k)		37,000	38,364,900
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		195	197,498
Series 2005-C1, Class AAB, 4.57%, 2/15/30		1,017	1,054,580

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	9

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (concluded):
Series 2007-C1, Class A4, 5.42%, 2/15/40	USD	1,500	$1,493,354
Series 2007-C2, Class A3, 5.43%, 2/15/40		175	175,529
Merrill Lynch/Countrywide Commercial Mortgage Trust (k):
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		14,159	14,495,528
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,539,823
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.79%, 5/12/39 (b)(k)		40,000	42,069,408
Morgan Stanley Capital I:
Series 2007-HQ11, Class A2, 5.36%, 2/12/44 (k)		13,000	13,442,000
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		262	266,144
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33		1,275	1,316,797
Prudential Mortgage Capital Funding, LLC, Series 2001-Rock, Class A2, 6.61%, 5/10/34		1,958	2,003,551
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17 (a)(b)		14,233	14,920,186
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.59%, 12/18/33		391	391,610
Series 2001-C2, Class A3, 6.50%, 11/13/36		4,585	4,779,450
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.38%, 10/15/44 (b)		9,420	9,468,380
Series 2006-C28, Class A2, 5.50%, 10/15/48 (k)		14,095	14,419,754
Series 2006-C29, Class A4, 5.31%, 11/15/48		7,040	7,289,089
WaMu Commercial Mortgage Securities Trust, Series 2005- C1A, Class A2, 5.15%, 5/25/36 (a)(b)		33	32,708

			483,444,973

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005- C1A, Class X, 2.10%, 5/25/36 (a)(b)	USD	7,547	$156,690

Total Non-Agency Mortgage-Backed Securities – 22.4%			762,043,822

Preferred Securities

Capital Trusts

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(l)		3,101	2,736,632
Goldman Sachs Capital II, 5.79% (b)(l)		3,190	2,408,450
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(e)(l)		1,868	187

			5,145,269

Commercial Banks — 0.0%
Barclays Bank Plc (a)(b)(l):
5.93%		1,125	916,875
7.43%		100	89,000

			1,005,875

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., 7.90% (b)(l)		10,800	11,131,884
JPMorgan Chase Capital XXI, Series U, 1.29%, 1/15/87 (b)		285	205,857

			11,337,741

Insurance — 1.1%
The Allstate Corp., Series B, 6.13%, 5/15/67 (b)		35	30,844
Chubb Corp., 6.38%, 3/29/67 (b)		6,875	6,600,000
Lincoln National Corp. (b):
7.00%, 5/17/66		4,185	3,484,013
6.05%, 4/20/67		3,110	2,332,500
MetLife, Inc., 6.40%, 12/15/66		8,350	7,348,000
Progressive Corp., 6.70%, 6/15/67 (b)		6,460	6,040,100
Reinsurance Group of America, 6.75%, 12/15/65 (b)		4,415	3,657,346
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		5,790	5,433,168

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value

Insurance (concluded):
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	USD	1,329	$1,189,455

			36,115,426

Total Preferred Securities – 1.6%			53,604,311

Taxable Municipal Bonds

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		55	59,779
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, 5.72%, 12/01/38		4,195	4,569,530
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		2,200	2,383,898
Cornell University, 4.35%, 2/01/14		360	389,671
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		2,210	2,495,311
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		5,540	6,852,481
New Jersey State Turnpike Authority, RB, Build America Bonds, 7.41%, 1/01/40		1,335	1,682,661
New York City Municipal Water Finance Authority, RB, Build America Bonds, 5.72%, 6/15/42		6,430	6,675,176
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		4,650	4,791,174
Port Authority of New York & New Jersey, RB, Consolidated:
158th Series, 5.86%, 12/01/24		55	63,117
159th Series, 6.04%, 12/01/29		3,275	3,608,657
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		9,890	10,405,467
Build America Bonds, 7.35%, 11/01/39		4,980	5,240,205
Build America Bonds, Various Purpose, 7.50%, 4/01/34		3,310	3,531,770

Taxable Municipal Bonds		Par (000)	Value

State of California, GO:
Various Purpose, Series 3, 5.45%, 4/01/15	USD	20,425	$21,630,483

Total Taxable Municipal Bonds – 2.2%			74,379,380

U.S. Government Sponsored Agency Securities

Agency Obligations — 5.4%
Fannie Mae:
1.75%, 5/07/13		3,450	3,513,025
6.63%, 11/15/30		1,450	1,885,663
Federal Home Loan Banks:
1.63%, 7/27/11		12,250	12,397,110
5.38%, 8/19/11 (i)(m)		15,950	16,799,816
1.00%, 12/28/11		4,300	4,325,594
4.00%, 9/06/13		11,950	12,930,139
3.63%, 10/18/13		13,950	14,942,403
5.00%, 11/17/17		10,950	12,495,461
Freddie Mac:
5.25%, 7/18/11 (i)		15,950	16,751,934
1.13%, 12/15/11		4,300	4,333,953
2.13%, 3/23/12		2,000	2,049,418
1.75%, 6/15/12 (h)(i)		27,450	27,988,706
2.13%, 9/21/12		4,500	4,626,873
4.50%, 7/15/13 (i)		13,950	15,345,279
2.50%, 4/23/14		11,100	11,492,563
4.38%, 7/17/15		7,950	8,815,834
4.88%, 6/13/18		4,300	4,866,972
3.75%, 3/27/19		3,650	3,808,129
6.25%, 7/15/32		4,300	5,443,417

			184,812,289

Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30		679	715,014
Series 2005-48, Class AR, 5.50%, 2/25/35		67	73,890
Series 2005-118, Class MC, 6.00%, 1/25/32		46	46,714
Series 2006-26, Class QA, 5.50%, 6/25/26		578	588,070
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	5,015,755
Series 2007-22, Class PA, 5.50%, 3/25/37		10,629	11,751,363
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		1,206	1,313,397
Series 3063, Class YB, 5.50%, 6/15/26		360	363,295

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	11

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 3068, Class VA, 5.50%, 10/15/16	USD	7,564	$7,926,294

			27,793,792

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, Series K003, Class A3, 4.32%, 12/25/15		105	112,954

Interest Only Collateralized Mortgage Obligations — 1.2%
Ginnie Mae Mortgage-Backed Securities (b):
Series 2006-69, Class SA, 6.46%, 12/20/36		9,714	1,127,552
Series 2007-9, Class BI, 6.35%, 3/20/37		23,439	2,696,401
Series 2007-27, Class S, 6.16%, 5/20/37		18,191	1,817,156
Series 2007-36, Class SA, 6.13%, 6/20/37		12,678	1,433,896
Series 2009-16, Class SL, 7.10%, 1/20/37		28,366	3,825,097
Series 2009-33, Class SK, 6.14%, 5/20/39		50,574	5,049,919
Series 2009-47, Class KS, 5.82%, 6/16/39		65,690	6,563,732
Series 2009-61, Class ES, 6.51%, 3/20/39		57,232	5,715,464
Series 2009-106, Class CM, 6.26%, 1/16/34		59,459	7,126,888
Series 2009-106, Class SL, 5.76%, 4/20/36		31,507	3,462,406
Series 2009-110, Class CS, 6.04%, 11/16/39		26,480	2,900,867

			41,719,378

Mortgage-Backed Securities — 192.3%
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/15/15 - 8/15/40 (n)		458,100	471,881,095
4.49%, 11/01/35 (b)		27,498	28,590,584
4.50%, 7/15/25 - 9/15/40 (n)		1,550,200	1,607,565,643
5.00%, 7/15/25 - 8/15/40 (i)(n)		1,174,711	1,244,282,410
5.04%, 8/01/38 (b)		11,985	12,741,288
5.50%, 12/01/32 - 7/15/40 (n)		603,635	648,506,418
5.56%, 10/01/38 (b)		97	103,658
6.00%, 2/01/34 - 8/15/40 (n)		997,210	1,081,624,059
6.28%, 8/01/11		1,800	1,850,945
6.50%, 7/15/40 - 8/15/40 (n)		46,400	50,755,905

U.S. Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/25 - 6/01/25	USD	70,933	$73,815,590
4.50%, 4/01/40 - 7/15/40 (n)		55,409	57,528,111
5.00%, 10/01/34		57	60,062
5.32%, 2/01/37 (b)		174	183,786
5.36%, 5/01/36 (b)		98	102,408
5.48%, 2/01/37 (b)		179	189,789
5.50%, 12/01/34 - 7/15/40 (n)		113,098	121,428,919
5.71%, 10/01/36 (b)		116	122,614
Ginnie Mae Mortgage-Backed Securities:
2.75%, 5/20/34 (b)		1,811	1,856,172
4.50%, 7/15/40 - 8/15/40 (n)		510,400	530,736,122
5.00%, 7/15/40 - 8/15/40 (n)		228,400	243,051,326
5.50%, 7/15/40 - 8/15/40 (n)		224,000	241,877,424
6.00%, 7/15/40 (n)		84,500	92,078,636
6.50%, 7/15/40 (n)		31,000	34,007,961

			6,544,940,925

Total U.S. Government Sponsored Agency Securities – 199.7%			6,799,379,338

U.S. Treasury Obligations

U.S. Treasury Bonds:
7.25%, 5/15/16 (h)		6,800	8,734,811
8.75%, 5/15/17		8,150	11,469,854
8.75%, 8/15/20		25,600	38,380,006
8.00%, 11/15/21		7,300	10,616,937
6.25%, 8/15/23		5,450	7,064,562
7.63%, 2/15/25		7,500	11,017,965
6.13%, 11/15/27		12,300	16,189,875
5.38%, 2/15/31		2,850	3,506,389
4.50%, 2/15/36		11,350	12,538,209
U.S. Treasury Notes:
1.13%, 6/30/11		34,450	34,698,970
1.00%, 7/31/11		15,250	15,345,312
1.00%, 8/31/11 (i)		31,500	31,704,246
4.63%, 10/31/11		37,700	39,802,944
0.88%, 2/29/12		2,425	2,437,974
1.38%, 9/15/12 (h)		134,550	136,599,735
1.38%, 1/15/13		44,550	45,148,663
1.25%, 6/15/13		30,615	30,736,848
3.38%, 6/30/13 (h)		14,850	15,913,869
2.38%, 8/31/14		26,600	27,499,825
2.38%, 9/30/14		45,050	46,531,739
4.25%, 11/15/14		24,050	26,783,812
2.38%, 3/31/15 (i)		7,460	7,730,425

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Notes (concluded):
2.50%, 4/30/15	USD	23,065	$23,884,891
2.00%, 5/31/15 (h)		931	947,004
1.88%, 6/30/15 (h)		88,600	88,939,161
4.25%, 8/15/15		23,300	26,054,130
5.13%, 5/15/16		4,400	5,134,593
4.88%, 8/15/16		18,800	21,761,000
2.75%, 11/30/16 (h)		18,850	19,325,661
4.50%, 5/15/17		27,400	31,171,774
2.63%, 6/30/17		33,654	33,795,978
4.75%, 8/15/17		8,200	9,480,610
2.75%, 2/15/19		22,900	22,814,125
3.63%, 2/15/20		77,590	81,978,646
3.50%, 5/15/20		180,048	188,431,035
8.13%, 5/15/21		9,100	13,268,937
3.50%, 2/15/39		23,100	21,457,729
4.38%, 11/15/39		27,585	29,778,863
4.25%, 5/15/40 (h)		64,825	70,092,036

Total U.S. Treasury Obligations – 37.3%			1,268,769,143

Total Long-Term Investments (Cost – $10,300,024,148) – 304.4%			10,362,100,790

Short-Term Securities		Shares

Borrowed Bond Agreements — 8.0%
Banc of America Securities LLC:
0.00%, 7/01/10		233,798,250	233,798,250
0.16%, 7/07/10		15,811,200	15,811,200
JPMorgan Securities Inc., 0.00%, 7/01/10		22,917,250	22,917,250

Total Short-Term Securities (Cost – $272,526,700) – 8.0%			272,526,700

Options Purchased		Contracts (o)

Over-the-Counter Call Swaptions Purchased — 0.1%
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG		235	859,362

Options Purchased	Contracts (o)	Value

Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.39% and pay a floating rate based on 3- month LIBOR, Expires 5/08/12, Broker Citibank NA	21	$1,806,129
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	49	1,407,530

		4,073,021

Over-the-Counter Put Swaptions Purchased — 0.1%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	235	3,064
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA	235	301,696
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	21	601,871
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	49	363,222

		1,269,853

Total Options Purchased (Cost – $7,106,707) – 0.2%		5,342,874

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost – $10,579,657,555*) – 312.6%		10,639,970,364

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	13

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Borrowed Bonds		Par (000)	Value

U.S. Treasury Note:
3.63%, 2/15/20	USD	84,700	$(89,490,801)
3.50%, 5/15/20		266,286	(274,052,202)
4.63%, 2/15/40		14,640	(16,456,268)

Total Borrowed Bonds
(Proceeds – $371,032,262) – (11.2)%			(379,999,271)

TBA Sale Commitments (n)

Fannie Mae Mortgage-Backed Securities:
4.00%, 7/15/15 - 8/15/40		429,300	(443,579,087)
4.50%, 7/15/25 - 9/15/40		1,661,900	(1,723,218,091)
5.00%, 7/15/25 - 8/15/40		933,300	(987,880,720)
5.50%, 12/01/32 - 7/15/40		412,300	(442,578,487)
6.00%, 2/01/34 - 8/15/40		882,200	(956,773,248)
6.50%, 7/15/40 - 8/15/40		25,300	(27,707,447)
Freddie Mac Mortgage-Backed Securities:
4.50%, 4/01/40 - 7/15/40		55,400	(57,373,625)
5.50%, 12/01/34 - 7/15/40		111,300	(119,421,450)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/15/40 - 8/15/40		255,200	(265,806,622)
5.00%, 7/15/40 - 8/15/40		170,000	(181,001,640)
5.50%, 7/15/40 - 8/15/40		188,000	(203,098,656)
6.00%, 7/15/40		50,000	(54,484,400)

Total TBA Sale Commitments (Proceeds – $5,423,056,449) – (160.5)%			(5,462,923,473)

Options Written		Contracts

Exchange-Traded Call Options Written — (0.0)%
10-Year U.S. Treasury Bond Future, Strike Price USD 122.50, Expires 8/27/10		540	(750,937)

Exchange-Traded Put Options Written — (0.0)%
10-Year U.S. Treasury Bond Future, Strike Price USD 119.50, Expires 8/27/10		540	(210,938)

Over-the-Counter Call Options — (0.0)%
Euro-Schatz, Strike Price USD 109.50, Expires 8/31/10, Broker Citibank NA		1,162	(320,252)

Options Written	Contracts (o)	Value

Over-the-Counter Call Swaptions Written — (0.6)%
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	27	$(2,538,427)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG	95	(6,585,495)
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America NA	60	(4,192,140)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	32	(2,090,779)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	56	(6,186,777)

		(21,593,618)

Over-the-Counter Put Swaptions Written — (0.3)%
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	27	(4,250)
Receive a fixed rate of 4.14% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG	95	(3,510,535)
Receive a fixed rate of 4.15% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America NA	60	(2,204,640)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	32	(1,287,446)

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Options Written	Contracts (o)	Value

Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	56	$(1,630,643)

		(8,637,514)

Total Options Written (Premiums Received – $30,398,098) – (0.9)%		(31,513,259)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written – 140.0%		4,765,534,361
Liabilities in Excess of Other Assets – (40.0)%		(1,361,704,660)

Net Assets – 100.0%		$3,403,829,701

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$10,586,407,229

Gross unrealized appreciation	$171,360,342
Gross unrealized depreciation	(114,797,207)

Net unrealized appreciation	$56,563,135

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Amount is less than $1,000.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(g)	Convertible security.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	15

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

(j)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP	10,162	—	(1,004)	9,158	$9,158	—	$782
BlackRock Liquidity Funds, TempFund, Institutional Class	2,551,335	—	(2,551,335)	—	—	—	$14,302

(k)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(64,505,237)	$(3,370,580)
Bank of America NA	$(26,221,072)	$(684,072)
Barclays Capital, Inc.	$113,969,044	$740,175
Citigroup Global Markets, Inc.	$147,647,164	$2,267,493
Credit Suisse Securities LLC	$305,484,879	$1,851,922
Deutsche Bank Securities, Inc.	$(24,946,998)	$307,252
Goldman Sachs & Co.	$155,426,855	$(2,412,631)
Greenwich Financial Services	$(90,789,166)	$(334,158)
JPMorgan Chase Bank NA	$46,885,821	$(115,702)
Morgan Stanley Capital Services, Inc.	$(402,248,535)	$(5,912,926)
Nomura Securities International, Inc.	$(101,624,380)	$(297,302)
UBS Securities	$(67,337,073)	$(823,627)
Wells Fargo Bank, NA	$15,700,698	$(418,189)

(o)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

153	10-Year U.S. Treasury Bond	September 2010	$18,718,885	$30,787
394	30-Year U.S. Treasury Bond	September 2010	$50,146,617	88,383

Total				$119,170

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

978	2-Year U.S. Treasury Bond	September 2010	$213,427,012	$(586,895)
2,973	5-Year U.S. Treasury Bond	September 2010	$347,427,780	(4,431,417)
284	30-Year U.S. Ultra Treasury Bond	September 2010	$36,746,313	(1,824,437)
319	Euro Dollar Futures	September 2010	$79,217,221	(10,417)
289	Euro Dollar Futures	December 2010	$71,662,461	(31,214)
291	Euro Dollar Futures	March 2011	$71,975,237	(163,663)
214	Euro Dollar Futures	June 2011	$52,966,185	(30,915)
257	Euro Dollar Futures	September 2011	$63,238,161	(314,727)
259	Euro Dollar Futures	December 2011	$63,853,847	(60,878)

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Financial futures contracts sold as of June 30, 2010 (concluded):

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

187	Euro Dollar Futures	March 2012	$45,708,921	$(344,504)
79	Euro Dollar Futures	June 2012	$19,305,474	(104,826)
73	Euro Dollar Futures	September 2012	$17,786,964	(107,161)
74	Euro Dollar Futures	December 2012	$17,981,640	(113,210)
73	Euro Dollar Futures	March 2013	$17,700,481	(112,432)
9	Euro Dollar Futures	June 2013	$2,191,135	(140)

Total				$(8,236,836)

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	16,601,209	JPY	1,521,368,000	Citibank NA	7/06/10	$(607,485)
JPY	1,562,270,000	USD	17,209,787	Morgan Stanley Capital Services, Inc.	7/06/10	461,563
JPY	1,446,197,000	USD	15,916,324	UBS AG	7/06/10	442,086
USD	15,640,649	JPY	1,446,197,000	UBS AG	7/06/10	(717,760)
USD	22,253,468	JPY	1,995,691,000	UBS AG	7/09/10	(321,536)
USD	9,704,977	EUR	7,733,000	BNP Paribas SA	7/14/10	248,074
EUR	209,000	USD	256,778	Citibank NA	7/14/10	(1,186)
MXN	100,196,135	CAD	8,230,000	HSBC Bank USA, NA	7/19/10	2,657
CAD	8,337,000	MXN	102,620,133	JPMorgan Chase Bank NA	7/19/10	(89,230)
MXN	103,996,695	CAD	8,430,000	JPMorgan Chase Bank NA	7/19/10	108,116
MXN	160,221,472	ZAR	97,285,000	JPMorgan Chase Bank NA	7/19/10	(267,284)
ZAR	47,162,000	MXN	77,699,395	JPMorgan Chase Bank NA	7/19/10	127,495
JPY	2,504,508,818	KRW	32,581,081,000	HSBC Bank USA, NA	7/26/10	1,700,275
KRW	36,833,040,000	JPY	3,053,597,610	HSBC Bank USA, NA	7/26/10	(4,436,829)
JPY	217,384,000	USD	2,395,337	Morgan Stanley Capital Services, Inc.	7/26/10	64,372
JPY	291,334,039	KRW	4,125,290,000	UBS AG	7/26/10	(76,387)
USD	7,426,618	GBP	4,800,000	Royal Bank of Scotland Plc	7/28/10	255,053
EUR	55,215,000	USD	67,330,486	Citibank NA	8/16/10	205,787
USD	33,359,818	EUR	27,265,000	Citibank NA	8/16/10	10,611
CZK	148,023,000	EUR	5,733,814	UBS AG	8/16/10	24,541
EUR	6,824,276	GBP	5,675,000	UBS AG	8/16/10	(131,690)
GBP	5,365,000	CZK	166,415,862	UBS AG	8/16/10	103,287
NOK	50,340,000	CZK	164,858,466	UBS AG	8/16/10	(121,954)
SEK	61,662,000	CZK	165,790,619	UBS AG	8/16/10	25,296
AUD	9,997,000	NZD	12,274,816	JPMorgan Chase Bank NA	8/30/10	(27,182)
HUF	758,416,080	EUR	2,724,000	JPMorgan Chase Bank NA	8/30/10	(104,695)
HUF	1,881,915,135	PLN	27,883,000	JPMorgan Chase Bank NA	8/30/10	(176,462)

Total						$(3,300,467)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	17

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.67% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2013	USD	31,000	$332,099
1.72% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	86,600	997,477
2.09% (a)	3-month LIBOR	Credit Suisse International	June 2015	USD	43,300	73,950
2.20% (a)	3-month LIBOR	Credit Suisse International	June 2015	USD	75,000	514,974
2.34% (a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	65,100	903,447
3.51% (b)	3-month LIBOR	BNP Paribas SA	May 2020	USD	13,000	(579,134)
2.52% (c)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	39,700	449,721
3.54% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	13,000	616,394
3.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	30,000	1,879,719
3.54% (a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	8,500	400,550
4.80% (b)	3-month LIBOR	Barclays Bank Plc	June 2020	USD	107,600	(11,361,017)
3.35% (a)	3-month LIBOR	Credit Suisse International	June 2020	USD	43,200	1,288,788
3.38% (b)	3-month LIBOR	Deutsche Bank AG	June 2020	USD	14,000	(451,783)
3.26% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	6,600	140,762
3.39% (a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	9,800	(322,169)
3.48% (a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	21,700	898,290
3.04% (a)	3-month LIBOR	Deutsche Bank AG	July 2020	USD	20,000	—
3.01% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2020	USD	6,400	(3,174)
3.05% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	23,500	69,106
3.06% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	10,300	35,840
3.02% (a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	19,700	3,282
3.03% (b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	20,000	—
4.07% (a)	3-month LIBOR	BNP Paribas SA	June 2040	USD	7,000	465,096

Total						$(3,647,782)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

(C)	Pays floating amount and receives fixed interest amount at expiration.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	7,625	$9,155
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	7,770	(46,299)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	5,380	(107,904)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	405	(3,695)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	3,605	(422,987)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	1,260	(160,075)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	555	(816)
Pulte Homes, Inc.	1.00%	Royal Bank of Scotland Plc	March 2013	USD	430	10,176
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	1,665	(271,609)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	7,800	(27,817)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	8,259	(835,872)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	4,815	(492,145)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	2,292	(27,951)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	1,510	20,110
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	3,575	32,576
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	1,350	(10,388)

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2010 (concluded):

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	2,720	$(17,463)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	10,080	(4,357,957)
American Greetings Corp.	5.00%	Royal Bank of Scotland Plc	September 2016	USD	570	(61,589)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	December 2016	USD	7,500	555,263

Total						$(6,217,287)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

SLM Corp.	5.00%	Barclays Bank Plc	March 2013	BBB-	USD	5,000	$(40,223)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Received Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Dow Jones CDX	5.00%	Credit Suisse International	June 2015	B	USD	52,900	$(184,114)
North America High Yield

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

2.62%	Morgan Stanley Capital Services, Inc.	May 2020	USD	66,000	$1,347,984	(a)

(a)	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America NA	0.19%	6/14/10	TBD	$20,501,731	$20,500,000
Deutsche Bank AG	0.00%	6/28/10	TBD	9,600,455	9,600,455
Barclays Capital, Inc.	(0.04)%	6/30/10	7/01/10	67,167,132	67,167,206
Barclays Capital, Inc.	(0.02)%	6/30/10	7/01/10	70,262,461	70,262,500
Barclays Capital, Inc.	0.07%	6/30/10	7/01/10	71,625,139	71,625,000
JPMorgan Chase Bank NA	0.30%	6/30/10	7/01/10	155,321,122	155,319,828
BNP Paribas	0.26%	5/17/10	7/07/10	242,893,727	242,814,812
Bank of America NA	0.21%	6/24/10	7/07/10	300,540,168	300,527,897
Barclays Capital, Inc.	0.21%	6/28/10	7/07/10	228,414,915	228,412,250

Total				$1,166,326,850	$1,166,229,948

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	19

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$249,121,547	$50,252,018	$299,373,565
Corporate Bonds	—	1,015,950,148	—	1,015,950,148
Foreign Agency Obligations	—	88,601,083	—	88,601,083
Non-Agency Mortgage-Backed Securities	—	719,030,197	43,013,625	762,043,822
Preferred Securities	—	53,604,311	—	53,604,311
Taxable Municipal Bonds	—	74,379,380	—	74,379,380
U.S. Government Sponsored Agency Securities	—	6,799,379,338	—	6,799,379,338
U.S. Treasury Obligations	—	1,268,769,143	—	1,268,769,143
Short-Term Securities:
Borrowed Bond Agreements	—	272,526,700	—	272,526,700
Liabilities:
Investments in Securities:
Long-Term Investments:
Borrowed Bonds	—	(379,999,271)	—	(379,999,271)
TBA Sale Commitments	—	(5,462,923,473)	—	(5,462,923,473)
TALF Loans	—	(242,541,459)		(242,541,459)

Total	—	$4,455,897,644	$93,265,643	$4,549,163,287

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$627,280	—	$627,280
Foreign currency exchange contracts	—	3,779,213	—	3,779,213
Interest rate contracts	$119,170	14,412,369	—	14,531,539
Other contracts	—	1,347,984	—	1,347,984
Liabilities:
Credit contracts	—	(7,007,315)	$(61,589)	(7,068,904)
Foreign currency exchange contracts	—	(7,079,680)	—	(7,079,680)
Interest rate contracts	(9,198,711)	(43,268,661)	—	(52,467,372)

Total	$(9,079,541)	$(37,188,810)	$(61,589)	$(46,329,940)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Total Return Portfolio of Master Bond LLC

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	TALF Loans	Total

Asset/Liabilities:
Balance as of September 31, 2009	$14,543,431	$194,412	$15,999	$(17,205,090)	$(2,451,248)
Accrued discounts/premiums	(7,084)	—	1,270	—	(5,814)
Net realized gain (loss)	(4,409)	—	176	—	(4,233)
Net change in unrealized appreciation/depreciation[2]	1,826,702	218,704	79,755	—	2,125,161
Purchases	—	18,592		—	18,592
Sales	(454,671)	(1)	(8,478)	—	(463,150)
Transfers in3	34,348,049	—	42,924,961	—	77,273,010
Transfers out[3]	—	(431,707)	(58)	17,205,090	16,773,325

Balance as of June 30, 2010	$50,252,018	—	$43,013,625	—	$93,265,643

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $1,906,457.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts

	Assets	Liabilities

Balance, as of September 30, 2009	$21,125	—
Accrued discounts/premium	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	(21,125)	$(61,589)
Purchases	—	—
Sales	—	—
Transfers in3	—	—
Transfers out[3]	—	—

Balance, as of June 30, 2010	—	$(61,589)

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2010	21

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 25, 2010